Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables.
Payable to suppliers	$ 172,566	$ 153,289
Trade notes and bills payable	20,293	4,417
Total	$ 192,859	$ 157,706